Loans Payable (Details Narrative)					12 Months Ended
	Nov. 15, 2021 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 04, 2020 USD ($)	Aug. 02, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 15, 2021 TRY (₺)	Sep. 07, 2021 shares	Aug. 20, 2021 shares	Aug. 09, 2021 shares	Jul. 28, 2021 shares	Jun. 28, 2021 shares	Apr. 16, 2021 $ / shares shares	Apr. 16, 2021 $ / shares shares	Mar. 30, 2021 $ / shares shares	Mar. 30, 2021 $ / shares shares	Mar. 08, 2021 $ / shares	Sep. 15, 2020 $ / shares	Sep. 15, 2020 $ / shares	Feb. 04, 2020 TRY (₺)	Aug. 02, 2019 TRY (₺)
Short-Term Debt [Line Items]
Loans interest rate					5.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares								200,000	3,605,247	16,134,000	10,000	145,000	1,000,000	1,000,000
Warrants and Rights Outstanding, Term																	24 months
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)													$ 0.10	$ 0.12	$ 0.10		$ 0.10	$ 0.09	$ 0.12
Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															3,304,600	3,304,600
Warrants and Rights Outstanding, Term					1 year 7 months 17 days
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)															$ 0.10	$ 0.08
Lender [Member]
Short-Term Debt [Line Items]
Loans interest rate		15.00%
Long-Term Line of Credit		$ 500,000
Finance Lease, Interest Expense					$ 126,386
Interest Payable					62,055
Lender [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,000,000
Warrants and Rights Outstanding, Term		2 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.16
Fair Value Adjustment of Warrants		$ 152,750
Lender [Member] | Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		0
Lender [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		229
Lender [Member] | Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.08
Lender [Member] | Warrant [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and Rights Outstanding, Term		2 years
February 04, 2020 [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal					19,542	$ 27,518
Debt Instrument, Periodic Payment, Interest					1,822	6,305
Garanti Bank [Member]
Short-Term Debt [Line Items]
Loans interest rate	19.44%		13.25%	20.50%			19.44%													13.25%	20.50%
Long-Term Line of Credit	$ 25,600		$ 83,500	$ 53,600			₺ 350,000													₺ 500,000	₺ 300,000
Line of Credit Facility, Expiration Date	Nov. 15, 2024		Feb. 04, 2022	Aug. 02, 2022
Debt Instrument, Periodic Payment, Principal					16,587
Debt Instrument, Periodic Payment, Interest					7,921	7,141
Garanti Bank [Member] | November Fifeteen Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal					547
Debt Instrument, Periodic Payment, Interest					$ 424
Garanti Bank [Member] | August Two Two Thousand Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment, Principal						$ 12,235
Unsecured Loan One [Member]
Short-Term Debt [Line Items]
Loans interest rate					10.00%
Unsecured Loan Two [Member]
Short-Term Debt [Line Items]
Loans interest rate					12.00%